BORROWINGS - Corporate Borrowings (Details) $ in Millions	Dec. 31, 2025 USD ($)	Sep. 24, 2025 CAD ($)	May 16, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 29, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 0			$ 300,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	1.30%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 735,000,000			850,000,000
Commercial paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.20%
Medium-term notes, maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 328,000,000			313,000,000
Medium-term notes, maturing November 14, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%
Medium-term notes, maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 510,000,000			487,000,000
Medium-term notes, maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.20%
Medium-term notes, maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 510,000,000			487,000,000
Medium-term notes, maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.40%
Medium-term notes, maturing July 27, 2030
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 364,000,000			348,000,000
Medium-term notes, maturing July 27, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.70%
Medium-term notes, maturing January 6, 2031
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 273,000,000	$ 375		0
Medium-term notes, maturing January 6, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.70%	3.70%
Medium-term notes, maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 364,000,000			348,000,000
Medium-term notes, maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	2.90%
Medium-term notes, maturing February 14, 2033
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 182,000,000			174,000,000
Medium-term notes, maturing February 14, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Medium-term notes, maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 291,000,000			278,000,000
Medium-term notes, maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.40%
Medium-term notes, maturing September 24, 2035
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 237,000,000	$ 325		0
Medium-term notes, maturing September 24, 2035 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.50%	4.50%
Medium-term notes, maturing April 25, 2052
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 146,000,000			139,000,000
Medium-term notes, maturing April 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.80%
Medium-term notes, maturing July 27, 2053
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 146,000,000			$ 139,000,000
Medium-term notes, maturing July 27, 2053 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Subordinated notes, maturing March 15, 2055
Disclosure of detailed information about borrowings [line items]
Annual rate	6.80%			6.80%
Subsidiary and corporate borrowings	$ 300,000,000			$ 300,000,000	$ 300,000,000
Subordinated notes, maturing March 15, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.80%				6.80%
Subordinated notes, maturing September 1, 2055
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%
Subsidiary and corporate borrowings	$ 183,000,000		$ 250	$ 0
Subordinated notes, maturing September 1, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%		5.60%
Subordinated notes, maturing 2081
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%			5.00%
Subsidiary and corporate borrowings	$ 250,000,000			$ 250,000,000
Subordinated notes, maturing 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%
Subordinated notes, maturing May 31, 2084
Disclosure of detailed information about borrowings [line items]
Annual rate	7.30%			7.30%
Subsidiary and corporate borrowings	$ 158,000,000			$ 158,000,000		$ 158,000,000	$ 158,000,000
Subordinated notes, maturing May 31, 2084 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	7.30%					7.30%	7.25%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 4,947,000,000			4,542,000,000
Corporate borrowings, outstanding principal	4,977,000,000			4,571,000,000
Corporate borrowings, deferred financing costs and other	$ (30,000,000)			$ (29,000,000)